Deferred revenue (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Deferred revenue
Deferred revenues, beginning of period	kr 139,890	kr 0
Customer payment received, cf. note 2	0	177,315
Revenue recognized during the year	(42,881)	(37,425)
Total deferred revenue	97,769	139,890	kr 0	kr 97,769	kr 139,890
Non-current deferred revenue				44,587	83,639
Current deferred revenue				kr 53,182	kr 56,251
Contract liabilities at end of period	97,769	139,890	0
Upfront non refundable payment recognized	353,314	41,333	kr 37,977
Expected
Deferred revenue
Milestone payments Recognized for the period	53,000
Alexion
Deferred revenue
Upfront non-refundable payment received		177,300
Upfront non refundable payment recognized	kr 42,900	kr 37,400